Document and Entity Information Document	Jun. 01, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	Elastic N.V.
Entity Central Index Key	0001707753
Entity Emerging Growth Company	false
Entity File Number	001-38675
Entity Tax Identification Number	00-0000000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.01 Par Value
Trading Symbol	ESTC
Security Exchange Name	NYSE
Entity Incorporation, State or Country Code	P7